Contract Liabilities - Summary of Grant Funding (Detail) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Contract Liabilities [Line Items]
Current - contract liabilities - hardware sales contracts	$ 71,985	$ 2,715	$ 232,800	$ 1,229,976
Non-current - Other liabilities	3,000,000	3,000,000
Contract liabilities	3,071,985	3,002,715	232,800
Hardware sales
Disclosure Of Contract Liabilities [Line Items]
Current - contract liabilities - hardware sales contracts	$ 71,985	$ 2,715	$ 232,800